Trade and Other Payables - Movement in net accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Gross-to-net accruals, beginning	$ 55,788	$ 19,478	$ 0
Current estimate related to the sales made in the current year	336,102	149,969	46,166
Adjustment for prior year sales	(11,074)	(4,924)
(Credits or payments related to sales made during the year)	(209,495)	(99,049)	(26,689)
(Credits or payments related to sales made during prior year)	(30,847)	(9,685)
Gross-to-net accruals, end	140,474	55,788	19,478
Rebates and chargebacks
Disclosure of subsidiaries [line items]
Gross-to-net accruals, beginning	49,662	15,398	0
Current estimate related to the sales made in the current year	285,863	123,542	35,426
Adjustment for prior year sales	(10,912)	(4,041)
(Credits or payments related to sales made during the year)	(170,391)	(78,327)	(20,028)
(Credits or payments related to sales made during prior year)	(26,811)	(6,910)
Gross-to-net accruals, end	127,411	49,662	15,398
Distribution fees, product returns
Disclosure of subsidiaries [line items]
Gross-to-net accruals, beginning	6,126	4,079	0
Current estimate related to the sales made in the current year	50,239	26,427	10,740
Adjustment for prior year sales	(162)	(883)
(Credits or payments related to sales made during the year)	(39,104)	(20,722)	(6,661)
(Credits or payments related to sales made during prior year)	(4,036)	(2,775)
Gross-to-net accruals, end	$ 13,063	$ 6,126	$ 4,079